EQUITY - Dividends and changes of common stock, reserve and surplus (Details) ¥ in Thousands	12 Months Ended
Mar. 31, 2017 JPY (¥)
EQUITY
Dividend payment term on meeting certain criteria	1 year
Dividend payment, normal term	2 years
Minimum amount of net assets to be maintained after dividend distribution	¥ 3,000
Required percentage of dividend appropriation as legal reserve or as additional paid-in capital	10.00%
Required percentage of dividend appropriation as legal reserve or as additional paid-in capital, until appropriated aggregate amount equals a percentage of common stock	25.00%
Retained earnings determined under accounting principles generally accepted in Japan	¥ 1,316,504